Revenue (Tables)	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Revenue from Contract with Customer [Abstract]
Schedule of information about accounts receivable and contract liabilities from contracts with customers
The following table provides information about accounts receivable and contract liabilities from contracts with customers (in thousands):

	Period Ended
	March 26, 2022	September 25, 2021
Accounts receivable	$28,598	$63,370
Contract liabilities	$469,078	$475,956

The following table provides information about accounts receivable and contract liabilities from contracts with customers (in thousands):

	September 25, 2021	September 26, 2020
Accounts receivable	$63,370	$2,489
Contract liabilities	$475,956	$380,779